Related parties (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 year member	Dec. 31, 2013 member	Dec. 31, 2012
Members of the Executive Board
Activity in loans to related parties
Balance at beginning of period	10	8	22
Additions	3	4	3
Reductions	(8)	(2)	(17)
Balance at end of period	5	10	8
Loans to members of the Executive Board, number of members	3	4
Loans to members of the Executive Board, term (in years)	10
Highest loan outstanding with an individual Executive Board member	3
Members of the Board of Directors
Activity in loans to related parties
Balance at beginning of period	55	41	34
Additions	6	16	12
Reductions	(45)	(2)	(5)
Balance at end of period	16	55	41
Loans to members of the Board of Directors, number of members	3	5
Loans made by Group or any of its subsidiaries to equity method investees
Activity in loans to related parties
Balance at beginning of period	10	12	13
Net borrowings/(repayments)	3	(2)	(1)
Balance at end of period	13	10	12
Bank
Activity in loans to related parties
Balance at end of period	6,453	6,770
Bank | Members of the Executive Board
Activity in loans to related parties
Balance at beginning of period	10	8	22
Additions	3	4	3
Reductions	(8)	(2)	(17)
Balance at end of period	5	10	8
Loans to members of the Executive Board, number of members	2	4
Bank | Members of the Board of Directors
Activity in loans to related parties
Balance at beginning of period	55	41	33
Additions	6	16	13
Reductions	(45)	(2)	(5)
Balance at end of period	16	55	41
Loans to members of the Board of Directors, number of members	3	5